Trade receivables	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade receivables

7.	Trade receivables

	2023	2022
Local currency
Credit card administrators	287,984	287,754
Travel agencies	308,268	317,487
Cargo agencies	94,860	45,986
Airline partner companies	10,116	12,465
Other	13,153	31,477
Total local currency	714,381	695,169

Foreign currency
Credit card administrators	52,371	80,812
Travel agencies	20,762	83,517
Cargo agencies	953	968
Airline partner companies	32,259	33,075
Other	23,632	16,741
Total foreign currency	129,977	215,113

Total gross	844,358	910,282

Allowance for expected loss on trade receivables accounts	(19,162)	(22,548)

Total	825,196	887,734

The aging list of trade receivables, net of allowance for expected loss on trade receivables accounts, is as follows:

	2023	2022
Not yet due
Until 30 days	518,053	722,923
31 to 60 days	82,224	48,923
61 to 90 days	55,286	16,681
91 to 180 days	62,220	381
181 to 360 days	5,703	23,590
Above 360 days	1,597	7
Total not yet due	725,083	812,505

Overdue
Until 30 days	39,228	46,856
31 to 60 days	14,660	9,321
61 to 90 days	6,808	3,383
91 to 180 days	24,911	9,845
181 to 360 days	13,327	2,598
Above 360 days	1,179	3,226
Total overdue	100,113	75,229

Total	825,196	887,734

The changes in an expected loss on trade receivables are as follows:

	2023	2022
Balance at the beginning of the year	(22,548)	(19,280)
(Additions) Reversals	3,386	(3,268)
Balances at the end of the year	(19,162)	(22,548)

According to IFRS 9, an entity should recognize a provision for expected credit losses, reflecting the Company's estimate that a future event will occur and result in the non-receipt of cash flows. The Company's provision for expected credit losses on trade receivables is made by assessing expected losses, considering judgments based on the Company's best knowledge.

According to IFRS 9, the Company utilizes the practical expedient in estimating expected credit losses for accounts receivable from customers, based on historical losses using a provision matrix.